Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Provision [Abstract]
Domestic	$ (37,841,287)	$ (21,278,239)
Foreign	1,123,216	(258,610)
Income before taxes	(36,718,071)	(21,536,849)
Current provision
Federal
State		581
Foreign
Current provision for income taxes		581
Deferred provision
Federal	124,223	(4,045,818)
State	(275,872)	(105,464)
Foreign	10,338	(10,338)
Change in valuation allowance	141,311	4,161,621
Deferred provision for income taxes
Total provision for income taxes		$ 581